SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill, Deferred Offering Costs, Segment Reporting, Income Taxes (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2020 item	Oct. 02, 2021 segment	Dec. 31, 2020 USD ($) segment item	Dec. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reporting units | item	1		2
Weightage applied to income approach			75.00%
Weightage applied to market approach			25.00%
Deferred offering costs			$ 1,000,000.0	$ 0
Number of operating segments | segment		1	1
Number of reportable segments | segment		1	1
Penalties or accrued interest on unrecognized tax benefits				$ 0
Accrued interest on unrecognized tax benefits			$ 200,000
Accrued penalties on unrecognized tax benefits			0
Impairment			$ 0